UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
                  ------------------------------------
Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
                  ------------------------------------
                  ATLANTA, GA 30305
                  ------------------------------------

Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO

Title:   PRESIDENT

Phone:   404-842-9600



Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                November 14, 2000
    ----------------------------    ------------------------   -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              Form 13F SUMMARY PAGE





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Page 1 of 2 Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC


--------------
           ITEM 1:             ITEM 2:    ITEM 3:    ITEM 4:        ITEM 5:          ITEM 6              ITEM 7        ITEM 8
           -------            -------    -------     -------        -------          ------              ------        ------
                                                                                    INVESTMENT                         VOTING
                                                     FAIR                        --DISCRETION--         MANAGER'S   --AUTHORITY--
      NAME OF ISSUER          TITLE OF    CUSIP      MARKET        SHARES OF           SHARED   SHARED    SEE         (SHARES)
                               CLASS      NUMBER     VALUE         PRIN. AMT    SOLE  AS DEFINED OTHER   INSTR V   SOLE SHARED NONE
                               -----      ------     -----         ---------    ----  ---------- -----   -------   ---- ------ ----
                                                                                a)    (b)       (c)               (a)   (b)   (c)
                                                                              C>
                                    FORM 13F
                         -------------------------------
                                 (SEC USE ONLY)
WestPoint Stevens Inc.             common         961238102         $66,524,850.00      5,430,600    a           a
Energizer Holdings Inc.            common         29266r108         $62,030,325.00      2,531,850    a           a
Playtex Products, Inc.             common         72813P100         $60,915,585.94      5,156,875    a           a
Ralcorp Holdings                   common         751028101         $56,220,325.00      3,980,200    a           a
Interstate Bakeries                common         46072H108         $54,369,900.00      3,717,600    a           a
National Service Industries, I     common         637657107         $53,082,843.75      2,713,500    a           a
OGE Energy Corp                    common         670837103         $52,548,100.00      2,465,600    a           a
CNA Surety Corp                    common         12612L108         $49,308,337.50      4,287,675    a           a
Walter Industries, Inc.            common         93317Q105         $47,555,622.50      5,358,380    a           a
Pioneer Natural Resources Co.      common         723787107         $47,381,639.06      3,339,675    a           a
Wilmington Trust Corporation       common         971807102         $44,038,190.62        821,225    a           a
Tredegar Corporation               common         894650100         $38,421,198.44      2,219,275    a           a
Valmont Industries                 common         920253101         $38,377,134.37      1,930,925    a           a
Albany International               common         012348108         $36,498,764.18      3,041,564    a           a
Scotts Company Cl A                common         810186106         $36,049,517.50      1,076,105    a           a
Papa John's Internation Inc.       common         698813102         $32,577,490.62      1,299,850    a           a


          COLUMN TOTALS                                               $775,899,824


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Page 2 of 2

IMC Global Inc.                    common         449669100         $30,360,133.15      2,093,802    a           a
Pennzoil-Quaker St. Co.            common         709323109         $30,354,450.00      2,890,900    a           a
Wabtec Corporation                 common         929740108         $30,134,784.37      2,976,275    a           a
Gartner Group Inc. Cl B            Cl B Common    366651206         $27,871,537.50      2,562,900    a           a
Primedia, Inc.                     common         74157K101         $27,292,785.62      1,666,735    a           a
Kirby Corp                         common         497266106         $23,235,509.37      1,183,975    a           a
Gray Commun. System Inc. Cl B      Cl B Common    389190208         $19,133,190.00      1,833,120    a           a
Bull Run                           common         120182100         $11,232,217.50      4,492,887    a           a
Agribrands International Inc.      common         00849r105          $8,790,437.50        201,500    a           a
Layne Christensen, Inc.            common         521050104          $8,783,300.00      2,195,825    a           a
Exide Corporation                  common         302051107          $6,422,593.75        708,700    a           a
Duane Reade Inc.                   common         263578106          $5,676,925.00        234,100    a           a
Albemarle Corp Com                 common         012653101          $3,151,773.44        156,125    a           a
Dunn & Bradstreet Corp             common         26483E100            $981,468.75         57,000    a           a
American Annuity                   common         023833205            $536,056.25         21,550    a           a
Barrick Gold corp                  common         067901108            $533,750.00         35,000    a           a
Homestake Mining                   common         437614100            $363,125.00         70,000    a           a
Gray Communications System Inc     common         389190109            $359,454.69         31,775    a           a
Gartner Group Inc. - CL A          cl A Common    366651107            $315,037.50         27,100    a           a
G Apex Silver Mines                common         g04074103            $222,750.00         22,000    a           a


              Total                                                 $1,011,651,104

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